SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Financial instruments (Details) - IDR (Rp) Rp in Millions	Dec. 31, 2017	Dec. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Financial assets classified as held-to-maturity	Rp 0	Rp 0
Financial liabilities categorized as held for trading	Rp 0	Rp 0